Prepayment, Net - Schedule of Movement of Allowance for Prepayment (Details) - USD ($)	6 Months Ended	12 Months Ended
	Apr. 30, 2026	Oct. 31, 2025
Schedule Of Movement Of Allowance For Prepayment Abstract
Balance, at beginning of the period	$ 88,116	$ 88,105
Addition (Reversal)	0	0
Exchange rate difference	3,738	11
Balance, at end of the period	$ 91,854	$ 88,116